Investment in Securities (Summary of Gross Unrealized Gains and Gross Unrealized Losses Recorded in Accumulated Other Comprehensive Income (Loss)) (Detail) - CMBS and RMBS in the Americas, and other asset-backed securities - JPY (¥)
¥ in Millions
	Mar. 31, 2019	Mar. 31, 2018
Other Than Temporary Impairment Non Credit Losses Recognized In Accumulated Other Comprehensive Income [Line Items]
Non-credit components of other-than-temporary impairments, gross unrealized gains	¥ 0	¥ 42
Non-credit components of other-than-temporary impairments, unrealized gain net of taxes	0	33
Non-credit components of other-than-temporary impairments, gross unrealized losses	0	0
Non-credit components of other-than-temporary impairments, unrealized loss net of taxes	¥ 0	¥ 0